REVENUE (Details) - Amazon Deferred Up-front Payment - USD ($) $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 13, 2019	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUE
Proceeds from startup costs		$ 10,300						$ 6,300
Warrants vested	632,183	632,183
Fair value of warrants vested		$ 4,667						4,667
Remaining start up costs		$ 5,633						$ 5,633
Revenue recognized							$ 393
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-01
REVENUE
Amortization period		6 years						6 years
Cargo
REVENUE
Revenue recognized			$ 237	$ 38	$ 468	$ 38